The UBS Funds

Supplement to the Prospectuses | July 8, 2021

Includes:

•  UBS Engage For Impact Fund

•  UBS Global Allocation Fund

•  UBS International Sustainable Equity Fund

Dear Investor,

The purpose of this supplement is to update certain information in the Prospectuses relating to the above-listed series of The UBS Funds, as follows:

I. UBS Engage For Impact Fund and UBS International Sustainable Equity Fund portfolio manager change

Effective June 30, 2021, Bruno Bertocci no longer serves as a portfolio manager for UBS Engage For Impact Fund or UBS International Sustainable Equity Fund, and Adam Jokich is added as a portfolio manager to UBS Engage For Impact Fund and UBS International Sustainable Equity Fund.

Therefore, the bullets under the heading "UBS Engage For Impact Fund—Fund Summary" and the sub-heading "Portfolio managers" are deleted in their entirety and replaced with the following:

•  Joseph Elegante, portfolio manager of the Fund since its inception.

•  Adam Jokich, portfolio manager of the Fund since June 2021.

In addition, the bullets under the heading "UBS International Sustainable Equity Fund—Fund Summary" and the sub-heading "Portfolio managers" are deleted in their entirety and replaced with the following:

•  Joseph Elegante, portfolio manager of the Fund since 2016.

•  Adam Jokich, portfolio manager of the Fund since June 2021.

Additionally, the information under the heading "More information about the funds" and the sub-headings "Management—Portfolio management—UBS Engage For Impact Fund" in the Prospectus for Class A and C shares and the information under the heading "More information about the fund" and the sub-headings "Management-Portfolio management" in the Prospectus for Class P2 shares is deleted in its entirety and replaced by the following:

UBS Engage For Impact Fund

Joseph Elegante and Adam Jokich are the portfolio managers for the UBS Engage For Impact Fund and are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. The portfolio managers have access to global analysts who are responsible for researching, projecting cash flow and providing a basis for determining which securities are selected for the Fund's portfolio. The portfolio managers work closely with the

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analysts to decide how to structure the UBS Engage For Impact Fund. Information about Messrs. Elegante and Jokich is provided below.

Joseph Elegante, CFA, is lead portfolio manager for US equities, co-portfolio manager for Global Equities and senior portfolio manager on a range of Global Sustainable equity strategies within the Global Intrinsic Value team, and a Managing Director at UBS Asset Management. Mr. Elegante has over 25 years of portfolio management experience, including managing both institutional and private client portfolios. Prior to joining UBS Asset Management, Mr. Elegante was a portfolio manager at RMB Capital Management from 2012 to 2015 and a senior portfolio manager at AllianceBernstein from 2000 to 2012. Mr. Elegante has been a portfolio manager of the Fund since inception.

Adam Jokich, CFA, is a portfolio manager within the Global Intrinsic Value team and deputy portfolio manager on US Intrinsic Value strategies at UBS Asset Management. Previously, Mr. Jokich was a quantitative analyst within the US Intrinsic Value team and deputy portfolio manager on the US and Global Multi-Strategy portfolios He was also responsible for research and development initiatives for the Systematic Investing team. Mr. Jokich has been with UBS Asset Management since 2012 and a portfolio manager of the Fund since June 2021.

Additionally, effective June 30, 2021, the information under the heading "More information about the funds" and the sub-headings "Management—Portfolio management—UBS International Sustainable Equity Fund" is deleted in its entirety and replaced by the following:

UBS International Sustainable Equity Fund

Joseph Elegante and Adam Jokich are the portfolio managers for the UBS International Sustainable Equity Fund and are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. The portfolio managers have access to global analysts who are responsible for researching, projecting cash flow and providing a basis for determining which securities are selected for the Fund's portfolio. The portfolio managers work closely with the analysts to decide how to structure the UBS International Sustainable Equity Fund. Information about Messrs. Elegante and Jokich is provided below.

Mr. Elegante has been a portfolio manager of the Fund since 2016. Information about Mr. Elegante is provided above.

Mr. Jokich has been a portfolio manager of the Fund since June 2021. Information about Mr. Jokich is provided above.

II. UBS Global Allocation Fund portfolio manager change

Effective June 23, 2021, Paul Lang no longer serves as a portfolio manager for UBS Global Allocation Fund, and Evan Brown is added as a portfolio manager to UBS Global Allocation Fund.

Therefore, the bullets under the heading "UBS Global Allocation Fund—Fund Summary" and the sub-heading "Portfolio managers" are deleted in their entirety and replaced with the following:

•  Nicole Goldberger, portfolio manager of the Fund since 2020.

•  Gian Plebani, portfolio manager of the Fund since 2017.

•  Evan Brown, portfolio manager of the Fund since June 2021.

Additionally, the information under the heading "More information about the funds" and the sub-headings "Management—Portfolio management—UBS Global Allocation Fund" is deleted in its entirety and replaced by the following:

UBS Global Allocation Fund

Nicole Goldberger is the lead portfolio manager, Gian Plebani is the deputy portfolio manager, and Evan Brown is the co-portfolio manager, for the UBS Global Allocation Fund. As portfolio managers for the Fund, Ms. Goldberger and Messrs. Plebani and Brown have responsibility for allocating the portfolio among the various asset classes and reviewing the overall composition of the portfolio in an effort to ensure its compliance with its stated investment objective. Ms. Goldberger and Messrs. Plebani and Brown have access to certain members of the fixed-income and equities investment management teams, each of whom may be allocated a specified portion of the portfolio over which he or she has independent responsibility for research, security selection and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Information about Ms. Goldberger and Messrs. Plebani and Brown is provided below.

Nicole Goldberger, CFA, is a portfolio manager and Head of Growth Portfolios of the Investment Solutions team and a Managing Director at UBS Asset Management. Ms. Goldberger has been at UBS Asset Management since January 2020. Prior to joining UBS Asset Management, Ms. Goldberger worked in JPMorgan Asset Management's Multi-Asset Solutions team, where she was the lead portfolio manager responsible for managing global tactical asset allocation and balanced portfolios for institutional and retail clients. Prior to that, Ms. Goldberger was a portfolio manager for a range of different multi-asset class solutions, including flexible total return portfolios with private markets, diversified benchmark-aware mandates, 529 age-based portfolios, inflation aware multi-strategy funds, liability-driven investment portfolios and target date funds. Ms. Goldberger has been a portfolio manager of the Fund since April 2020.

Gian Plebani is a portfolio manager on the Investment Solutions team, based in Hong Kong, and a Director at UBS Asset Management. Mr. Plebani is also a member of the ISIC Committee. Mr. Plebani has been at UBS Asset Management since 2014, and UBS Wealth Management since 2013. Mr. Plebani has been a portfolio manager of the Fund since 2017.

Evan Brown, CFA, is a portfolio manager and Head of Multi-Asset Strategy in the Investment Solutions team and a Managing Director at UBS Asset Management. Mr. Brown has been at UBS Asset Management since 2017. Prior to joining UBS Asset Management, Mr. Brown was a strategist and portfolio manager for macro hedge fund strategies at UBS O'Connor and Millennium. Previously, Mr. Brown co-ran US FX strategy at Morgan Stanley. Mr. Brown has been a portfolio manager of the Fund since June 2021.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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UBS Asset Management (Americas) Inc.